CONSOLDIATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 26, 2014	Oct. 27, 2013	Oct. 28, 2012
CONSOLDIATED STATEMENTS OF COMPREHENSIVE INCOME
Net earnings	$ 606,026	$ 530,076	$ 504,961
Other comprehensive income (loss), net of tax:
Foreign currency translation	(1,921)	(2,820)	2,774
Pension and other benefits	(52,985)	192,464	(143,282)
Deferred hedging	(3,590)	(15,085)	(7,527)
Total other comprehensive income (loss)	(58,496)	174,559	(148,035)
Comprehensive income	547,530	704,635	356,926
Less: Comprehensive income attributable to noncontrolling interest	3,339	4,069	4,962
Comprehensive income attributable to Hormel Foods Corporation	$ 544,191	$ 700,566	$ 351,964